SUPPLEMENTAL CASH FLOW INFORMATION - Reconciliation of Other Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Loss/(gain) on disposal of assets	$ 672	$ (180)
Net realizable value adjustment on inventory	2,410	1,190
(Gain)/loss on fair value of warrants (see Note 5)	(86)	2,322
Gain on fair value of marketable securities	(64)	(69)
Gain on deferral of payables	0	(2,682)
Accretion of vendor agreement	731	2,008
Accretion of rehabilitation provisions (see Note 10)	1,245	1,368
Amortization of financing fees	378	884
Accretion of 7% Convertible Debentures discount	1,845	870
Gain on reduction of rehabilitation provisions	4,945	198
Conversion make-whole payment in common shares (see Note 13)	0	885
Loss/(gain) on conversion of 7% Convertible Debentures, net	165	(48)
Gain on warrant exercise	(193)	0
Other	$ 2,158	$ 6,350